Leases (Details) - Schedule of lease income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Income Abstract
Lease income			$ 24,027		$ 99,981
Interest income	3,797		10,228		3,341
Total lease income	$ 3,797		$ 34,255		$ 103,322